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AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 23, 2013 TO THE CURRENT PROSPECTUSES FOR:

..   RETIREMENT CORNERSTONE(R) SERIES
..   RETIREMENT CORNERSTONE(R) SERIES 12.0

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ''Prospectus''). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note, that certain Portfolios described below may not be available under your contract. As applicable to your contract, please note the following changes:

1. SUB-ADVISER ADDITIONS/CHANGES TO CERTAIN PORTFOLIOS

   A. The sub advisers listed below have been added to certain Portfolios to the EQ Advisors Trust. AXA Equitable Funds Management Group, LLC ("FMG") will continue to be the Investment Manager of the Portfolios. The following is a list of the Portfolios and their additional sub adviser(s):

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                                                                     EFFECTIVE ON
 PORTFOLIO                     ADDITIONAL SUB ADVISER(S)             OR ABOUT:
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
EQ/Global Multi-Sector Equity  OppenheimerFunds Inc.                 July 19, 2013
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EQ/International Core PLUS     MFS Investment Management             June 21, 2013
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EQ/Large Cap Growth PLUS       T.Rowe Price Associates, Inc.         June 21, 2013
                               Wells Capital Management, Inc.        June 21, 2013
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EQ/Large Cap Value PLUS        BlackRock Capital Management, LLC     July 26, 2013
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EQ/Mid Cap Value PLUS          Diamond Hill Capital Management, LLC  July 19, 2013
------------------------------------------------------------------------------------

   B. Effective July 2, 2013, Waddell & Reed Investment Management Company ("WRIMCO") assumed all direct investment management responsibilities of Ivy Funds VIP Global Natural Resources. All references to Mackenzie Financial Corporation where it appears in the Prospectus with respect to Ivy Funds VIP Global Natural Resources are hereby deleted. FMG will continue to be the Investment Manager of the Portfolio.

      Please see "The Portfolios of the Trusts" in your Prospectus for more information.

2. PORTFOLIO NAME CHANGES

   A. Effective on or about August 12, 2013, American Funds Insurance Series(R) Protected Asset Allocation Fund changed its name to American Funds Insurance Series(R) Managed Risk Asset Allocation Fund. Therefore, all references in your Prospectus to the American Funds Insurance Series(R) Protected Asset Allocation Fund have been replaced with the American Funds Insurance Series(R) Managed Risk Asset Allocation Fund. The Portfolio's investment objective remains unchanged and FMG, the Portfolio's Investment Manager, will continue to be the Investment Manager of the Portfolio.

    IM-30-13 (8/13)                                          151151 (8/13)
    RC 1.0, 11.0/ADV, 12.0 IF/New Biz                               578647

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   B. Effective on or about September 16, 2013, subject to regulatory approval, all references in your Prospectus to the names of certain variable investment options are changed as indicated in the table below. Accordingly, all references to the respective corresponding Portfolios are also changed:

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 CURRENT PORTFOLIO NAME   NEW PORTFOLIO NAME
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
EQ/Van Kampen Comstock    EQ/Invesco Comstock
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

      Please see "The Portfolios of the Trusts" in your Prospectus for more information.

3. DEFENSE OF MARRIAGE ACT ("DOMA") UPDATE

   On June 26, 2013, the portion of the federal Defense of Marriage Act that precluded same-sex marriages from being recognized for purposes of federal law was ruled unconstitutional by the U.S. Supreme Court. However, there are still unanswered questions regarding the scope and impact of the U.S. Supreme Court's decision. Because marital status is determined under state law, the favorable tax treatment afforded to an opposite-sex spouse may not currently be available to a same-sex spouse in all states. If you are married to a same-sex spouse, you should consult with your tax adviser for more information on this subject.




     Distributed by affiliate AXA Advisors, LLC and for certain contracts co-distributed by affiliate
                             AXA Distributors, LLC
                          1290 Avenue of the Americas
                              New York, NY 10104.

   Copyright 2013 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234